Long-term Debt - Interest Rates (Details)	12 Months Ended
Dec. 31, 2014
Bank of America Corporation | Fixed, with a weighted-average rate of 4.67%, ranging from 1.25% to 8.83%, due 2015 to 2044 | Senior notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	4.67%
Weighted average rate of debt minimum	1.25%
Weighted average rate of debt maximum	8.83%
Bank of America Corporation | Floating, with a weighted-average rate of 1.32%, ranging from 0.09% to 4.98%, due 2015 to 2044 | Senior notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	1.32%
Bank of America Corporation | Fixed, with a weighted-average rate of 4.91%, ranging from 0.80% to 10.20%, due 2015 to 2038 | Subordinated notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	4.91%
Weighted average rate of debt minimum	0.80%
Weighted average rate of debt maximum	10.20%
Bank of America Corporation | Floating, with a weighted-average rate of 0.97%, ranging from 0.01% to 3.16%, due 2016 to 2026 | Subordinated notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.97%
Bank of America Corporation | Fixed, with a weighted-average rate of 6.78%, ranging from 5.25% to 8.05%, due 2027 to perpetual | Junior subordinated notes (related to trust preferred securities)
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	6.78%
Weighted average rate of debt minimum	5.25%
Weighted average rate of debt maximum	8.05%
Bank of America Corporation | Floating, with a weighted-average rate of 0.92%, ranging from 0.78% to 1.24%, due 2027 to 2056 | Junior subordinated notes (related to trust preferred securities)
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.92%
Bank of America, N.A. | Fixed, with a weighted-average rate of 1.98%, ranging from 0.08% to 7.72%, due 2015 to 2187 | Senior notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	1.98%
Weighted average rate of debt minimum	0.08%
Weighted average rate of debt maximum	7.72%
Bank of America, N.A. | Floating, with a weighted-average rate of 0.60%, ranging from 0.36% to 0.70%, due 2015 to 2041 | Senior notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.60%
Bank of America, N.A. | Fixed, with a weighted-average rate of 5.68%, ranging from 5.30% to 6.10%, due 2016 to 2036 | Subordinated notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	5.68%
Weighted average rate of debt minimum	5.30%
Weighted average rate of debt maximum	6.10%
Bank of America, N.A. | Floating, with a weighted-average rate of 0.53%, ranging from 0.26% to 0.54%, due 2016 to 2019 | Subordinated notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.53%
Bank of America, N.A. | Fixed, with a weighted-average rate of 5.34%, ranging from 0.01% to 7.72%, due 2015 to 2034 | Advances from Federal Home Loan Banks
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	5.34%
Weighted average rate of debt minimum	0.01%
Weighted average rate of debt maximum	7.72%
Bank of America, N.A. | Floating, with a weighted-average rate of 0.26%, ranging from 0.24% to 0.30%, due 2015 to 2016 | Advances from Federal Home Loan Banks
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.26%
Subsidiaries | Fixed, with a rate of 5.50%, due 2017 to 2021 | Senior notes
Debt Instrument [Line Items]
Per annum interest rate of the notes	5.50%
Subsidiaries | Floating, with a rate of 1.88%, due 2015 | Senior notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	1.88%
Subsidiaries | Fixed, with a weighted-average rate of 7.14%, ranging from 7.00% to 7.28%, perpetual | Junior subordinated notes (related to trust preferred securities)
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	7.14%
Weighted average rate of debt minimum	7.00%
Weighted average rate of debt maximum	7.28%
Subsidiaries | Floating, with a rate of 0.86%, due 2027 | Junior subordinated notes (related to trust preferred securities)
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.86%
Minimum | Bank of America Corporation | Floating, with a weighted-average rate of 1.32%, ranging from 0.09% to 4.98%, due 2015 to 2044 | Senior notes
Debt Instrument [Line Items]
Percentage bearing variable interest, percentage rate	0.09%
Minimum | Bank of America Corporation | Floating, with a weighted-average rate of 0.97%, ranging from 0.01% to 3.16%, due 2016 to 2026 | Subordinated notes
Debt Instrument [Line Items]
Percentage bearing variable interest, percentage rate	0.01%
Minimum | Bank of America Corporation | Floating, with a weighted-average rate of 0.92%, ranging from 0.78% to 1.24%, due 2027 to 2056 | Junior subordinated notes (related to trust preferred securities)
Debt Instrument [Line Items]
Percentage bearing variable interest, percentage rate	0.78%
Minimum | Bank of America, N.A. | Floating, with a weighted-average rate of 0.60%, ranging from 0.36% to 0.70%, due 2015 to 2041 | Senior notes
Debt Instrument [Line Items]
Percentage bearing variable interest, percentage rate	0.36%
Minimum | Bank of America, N.A. | Floating, with a weighted-average rate of 0.53%, ranging from 0.26% to 0.54%, due 2016 to 2019 | Subordinated notes
Debt Instrument [Line Items]
Percentage bearing variable interest, percentage rate	0.26%
Minimum | Bank of America, N.A. | Floating, with a weighted-average rate of 0.26%, ranging from 0.24% to 0.30%, due 2015 to 2016 | Advances from Federal Home Loan Banks
Debt Instrument [Line Items]
Percentage bearing variable interest, percentage rate	0.24%
Maximum | Bank of America Corporation | Floating, with a weighted-average rate of 1.32%, ranging from 0.09% to 4.98%, due 2015 to 2044 | Senior notes
Debt Instrument [Line Items]
Percentage bearing variable interest, percentage rate	4.98%
Maximum | Bank of America Corporation | Floating, with a weighted-average rate of 0.97%, ranging from 0.01% to 3.16%, due 2016 to 2026 | Subordinated notes
Debt Instrument [Line Items]
Percentage bearing variable interest, percentage rate	3.16%
Maximum | Bank of America Corporation | Floating, with a weighted-average rate of 0.92%, ranging from 0.78% to 1.24%, due 2027 to 2056 | Junior subordinated notes (related to trust preferred securities)
Debt Instrument [Line Items]
Percentage bearing variable interest, percentage rate	1.24%
Maximum | Bank of America, N.A. | Floating, with a weighted-average rate of 0.60%, ranging from 0.36% to 0.70%, due 2015 to 2041 | Senior notes
Debt Instrument [Line Items]
Percentage bearing variable interest, percentage rate	0.70%
Maximum | Bank of America, N.A. | Floating, with a weighted-average rate of 0.53%, ranging from 0.26% to 0.54%, due 2016 to 2019 | Subordinated notes
Debt Instrument [Line Items]
Percentage bearing variable interest, percentage rate	0.54%
Maximum | Bank of America, N.A. | Floating, with a weighted-average rate of 0.26%, ranging from 0.24% to 0.30%, due 2015 to 2016 | Advances from Federal Home Loan Banks
Debt Instrument [Line Items]
Percentage bearing variable interest, percentage rate	0.30%